Note 28 - Financial Instruments (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 AUD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 4,522	$ 1,939			$ 10,970	$ 28
Current Ratio	1.43	1.03
Total borrowings	$ 19,267	$ 18,385			$ 20,255
Foreign exchange risk, trade and other payables	11,100
Foreign exchange risk. finance leases	300
Currency risk, AUD [member]
Statement Line Items [Line Items]
Foreign exchange risk, trade and other receivables	9,700
Foreign exchange risk, trade and other payables	10,500
Foreign exchange risk, finance loans	800
Currency risk, GBP [member]
Statement Line Items [Line Items]
Foreign exchange risk, trade and other payables	600
Debtor finance facility to support working capital requirements [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity	3,600		$ 3,600	$ 5
Total borrowings	$ 800